Note 19 - Other Non-Operating Income (Expense) - Schedule of Other Non-Operating Income (Expense) (Details) - CAD ($) $ in Thousands		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Foreign exchange gain (loss)		$ 1,159	$ (4,338)	$ 1,485
Interest expense		(10,731)	(7,274)	(8,147)
Realized gain on marketable securities		1	306	90
Transaction costs		(5,232)	0	0
Gain on extinguishment governmental loans (Note 10)		3,311	0	0
Loss on extinguishment of royalty (Note 12)	$ 1,023	(1,023)	(0)	(0)
Other non-operating income (expense)		190	298	100
Other gains (losses)		$ (12,325)	$ (11,008)	$ (6,472)